[GRAPHIC]

•	Allmerica Advantage Variable Annuity/ExecAnnuity Plus

•	Allmerica Immediate Advantage

•	Premier Choice

We will be mailing you a paper update of this document annually. If you would prefer to receive it electronically, please visit www.e-z-delivery.com to sign up.

[GRAPHIC]

Annual Report

DECEMBER 31, 2003

General Information

Officers of Allmerica Financial Life Insurance and Annuity Company (AFLIAC) and First Allmerica Financial Life Insurance Company (FAFLIC)

Mark A. Hug, President and CEO

Edward J. Parry III, Senior Vice President and CFO

J. Kendall Huber, Senior Vice President and General Counsel

John P. Kavanaugh, Vice President and Chief Investment Officer

Mark C. McGivney, Vice President and Treasurer

Charles F. Cronin, Vice President and Secretary

Investment Advisers

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Aggressive Growth Fund

AIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Development Fund

AIM V.I. Premier Equity Fund

Alliance Capital Management, L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Premier Growth Portfolio

AllianceBernstein Small Cap Value Portfolio

AllianceBernstein Technology Portfolio

AllianceBernstein Value Portfolio

Allmerica Financial Investment Management Services, Inc.

440 Lincoln Street, Worcester, MA 01653

Investment Sub-Advisers

Opus Investment Management, Inc.

440 Lincoln Street, Worcester, MA 01653

Equity Index Fund

Government Bond Fund

Money Market Fund

Select Investment Grade Income Fund

Bank of Ireland Asset Management (U.S.) Ltd.

26 Fitzwilliam Place, Dublin 2, Ireland

75 Holly Hill Lane, Greenwich, CT 06830

Select International Equity Fund

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, New York, NY 10022

Select Value Opportunity Fund

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, NY 10005

Core Equity Fund (Co-Sub-Adviser)

Jennison Associates LLC

466 Lexington Avenue, New York, NY 10017

Select Growth Fund (Co-Sub-Adviser)

Putnam Investment Management, LLC

One Post Office Square, Boston, MA 02109

Select Growth Fund (Co-Sub-Adviser)

T. Rowe Price Associates, Inc.

100 East Pratt Street, Baltimore, MD 21202

Select Capital Appreciation Fund

UBS Global Asset Management (Americas) Inc.

One North Wacker Drive, Chicago, IL 60606

Core Equity Fund (Co-Sub-Adviser)

Investment Advisers (continued)

Delaware International Advisers Ltd.

80 Cheapside, London, England EC2V6EE

Delaware VIP International Value Equity Series

Delaware Management Company

2005 Market Street, Philadelphia, PA 19103

Delaware VIP Growth Opportunities Series

Deutsche Investment Management Americas Inc.

345 Park Avenue, New York, NY 10154

Scudder Technology Growth Portfolio

SVS Dreman Financial Services Portfolio

Eaton Vance Management

255 State Street, Boston, MA 02109

Eaton Vance VT Floating-Rate Income Fund

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Asset Manager Portfolio

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth Opportunities Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Overseas Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Growth and Income Securities Fund

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small Cap Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

INVESCO Funds Group, Inc.

4350 South Monaco Street, Denver, CO 80217

INVESCO VIF-Health Sciences Fund

General Information

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Growth Portfolio

Janus Aspen Growth and Income Portfolio

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Funds, Inc.

498 Seventh Avenue, New York, NY 10018

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Oppenheimer Multiple Strategies Fund/VA

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Emerging Markets VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	9/4/91	25.82%	-2.44%	6.98%	6.98%	17.60%	-3.58%	6.82%	6.82%

AIT Equity Index Fund	9/28/90	9/4/91	25.98%	-2.29%	9.02%	9.02%	17.74%	-3.41%	8.92%	8.92%

AIT Government Bond Fund	8/26/91	9/8/91	0.20%	4.15%	4.32%	4.32%	-7.08%	3.25%	4.28%	4.28%

AIT Money Market Fund	4/29/85	9/9/91	-0.66%	2.14%	2.93%	2.93%	-7.87%	1.16%	2.89%	2.89%

AIT Select Capital Appreciation Fund	4/28/95	4/28/95	37.69%	6.15%	11.28%	11.28%	29.55%	5.23%	11.14%	11.14%

AIT Select Growth Fund	8/21/92	9/16/92	24.45%	-7.35%	5.62%	5.62%	16.24%	-8.43%	5.51%	5.51%

AIT Select International Equity Fund	5/2/94	5/3/94	25.92%	-2.06%	3.89%	3.89%	17.72%	-3.15%	3.75%	3.75%

AIT Select Investment Grade Income Fund	4/29/85	9/5/91	1.81%	4.14%	4.78%	4.78%	-5.63%	3.17%	4.69%	4.69%

AIT Select Value Opportunity Fund	4/30/93	5/2/93	36.42%	8.56%	10.01%	10.01%	28.26%	7.69%	9.90%	9.90%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	8/1/00	24.84%	-0.01%	-0.34%	-12.62%	16.79%	-0.95%	-1.02%	-14.10%

AIM V.I. Blue Chip Fund	12/29/99	5/1/01	23.33%	N/A	-11.25%	-9.30%	15.33%	N/A	-12.27%	-11.49%

AIM V.I. Premier Equity Fund	5/5/93	8/1/00	23.27%	-4.69%	6.93%	-12.05%	15.24%	-5.59%	6.92%	-13.51%

AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	31.36%	N/A	1.09%	-0.26%	23.34%	N/A	-1.74%	-4.65%

AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	33.09%	4.84%	2.63%	-0.84%	25.09%	4.00%	1.99%	-5.18%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	8/1/00	30.27%	3.86%	11.24%	1.07%	22.20%	2.95%	11.24%	-0.76%

AllianceBernstein Premier Growth Portfolio	6/26/92	8/1/00	21.58%	-6.37%	8.49%	-16.30%	13.52%	-7.26%	8.49%	-17.75%

AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	38.85%	N/A	13.90%	8.57%	30.85%	N/A	11.75%	3.96%

AllianceBernstein Value Portfolio	5/1/01	5/1/02	26.60%	N/A	2.94%	3.84%	18.60%	N/A	0.46%	-0.71%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	5/6/93	41.36%	3.92%	6.41%	6.41%	33.28%	2.95%	6.33%	6.33%

Delaware VIP Growth Opportunities Series (Service Class)	7/12/91	8/1/00	38.82%	4.16%	8.26%	-8.73%	30.80%	3.28%	8.25%	-10.23%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund	5/1/01	5/1/01	1.46%	N/A	0.23%	0.23%	-5.85%	N/A	-2.19%	-2.19%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	5/4/94	16.26%	0.49%	5.24%	6.02%	8.21%	-0.49%	5.19%	5.97%

Fidelity VIP Equity-Income Portfolio	10/9/86	9/5/91	28.44%	1.97%	9.27%	9.27%	20.17%	0.76%	9.07%	9.07%

Fidelity VIP Growth Portfolio	10/9/86	9/5/91	30.92%	-2.76%	8.03%	8.03%	22.64%	-3.94%	7.84%	7.84%

Fidelity VIP High Income Portfolio	9/19/85	9/24/91	25.42%	-1.96%	2.54%	2.54%	17.32%	-3.00%	2.42%	2.42%

Fidelity VIP Overseas Portfolio	1/28/87	9/5/91	41.29%	-0.68%	3.63%	3.63%	33.18%	-1.71%	3.53%	3.53%

Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	5/1/01	26.34%	1.73%	12.06%	2.37%	18.32%	0.79%	12.01%	-0.11%

Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	8/1/00	27.53%	-7.14%	5.75%	-8.83%	19.52%	-8.00%	5.68%	-10.31%

Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	36.25%	17.23%	17.91%	9.75%	28.24%	16.69%	17.49%	5.17%

Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	55.09%	N/A	11.16%	9.33%	47.08%	N/A	7.17%	4.75%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Growth and Income Securities Fund	1/24/89	8/1/00	23.87%	9.53%	-0.78%	2.10%	15.87%	8.83%	-0.78%	0.44%

FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	25.11%	1.56%	6.91%	1.48%	17.11%	0.62%	6.74%	-2.97%

FT VIP Franklin Small Cap Fund	11/1/95	8/1/00	35.26%	5.25%	8.13%	-10.76%	27.21%	4.40%	8.05%	-12.27%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/02	23.33%	7.16%	7.46%	2.46%	15.33%	6.39%	7.27%	-2.03%

FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	30.30%	0.24%	5.08%	1.32%	22.28%	-0.68%	5.08%	-3.14%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	8/1/00	25.93%	1.44%	7.92%	-3.06%	17.90%	0.49%	7.61%	-4.66%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	8/1/00	29.59%	-3.89%	6.77%	-14.22%	21.53%	-4.81%	6.76%	-15.69%

Janus Aspen Growth and Income Portfolio	5/1/98	8/1/00	21.72%	2.87%	5.68%	-9.19%	13.69%	1.94%	5.11%	-10.71%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)

MFS Mid Cap Growth Series	5/1/00	5/1/02	34.63%	N/A	-13.52%	-2.68%	26.63%	N/A	-14.82%	-6.95%

MFS New Discovery Series	5/1/98	5/1/02	31.50%	6.27%	5.70%	-1.06%	23.50%	5.47%	5.15%	-5.40%

MFS Total Return Series	1/3/95	5/1/02	14.32%	3.96%	9.46%	2.91%	6.32%	3.09%	9.40%	-1.60%

MFS Utilities Series	1/3/95	5/1/02	33.61%	0.48%	10.04%	6.90%	25.61%	-0.44%	9.99%	2.25%

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	28.79%	1.71%	10.50%	0.66%	20.79%	0.78%	10.50%	-3.76%

Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	40.79%	8.44%	8.14%	4.93%	32.79%	7.71%	8.14%	0.32%

Oppenheimer High Income Fund/VA	4/30/86	5/1/02	22.00%	2.64%	4.71%	8.97%	13.99%	1.72%	4.71%	4.37%

Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	24.60%	-1.16%	8.37%	0.16%	16.60%	-2.07%	8.30%	-4.23%

Oppenheimer Multiple Strategies Fund/VA	2/9/87	5/1/02	22.88%	4.59%	7.05%	5.99%	14.88%	3.74%	7.05%	1.35%

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio	10/30/98	8/1/00	55.59%	9.41%	10.04%	1.34%	47.57%	8.70%	9.51%	-0.31%

Pioneer Real Estate Shares VCT Portfolio	3/1/95	8/1/00	32.51%	11.17%	10.87%	10.93%	24.50%	10.51%	10.81%	9.53%

Scudder Variable Series II

Scudder Technology Growth Portfolio	5/3/99	8/1/00	44.48%	N/A	-3.86%	-21.15%	36.45%	N/A	-4.84%	-22.49%

SVS Dreman Financial Services Portfolio	5/4/98	8/1/00	26.28%	4.58%	3.45%	7.95%	18.26%	3.73%	2.83%	6.45%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	5/1/95	28.63%	-3.32%	2.08%	1.92%	20.53%	-4.31%	2.00%	1.74%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	4/20/94	25.82%	-2.44%	6.98%	7.76%	17.62%	-3.55%	6.85%	7.63%

AIT Equity Index Fund	9/28/90	4/21/94	25.98%	-2.29%	9.02%	9.75%	17.73%	-3.41%	8.92%	9.65%

AIT Government Bond Fund	8/26/91	4/20/94	0.19%	4.15%	4.32%	4.69%	-7.08%	3.25%	4.29%	4.66%

AIT Money Market Fund	4/29/85	4/10/94	-0.66%	2.14%	2.93%	2.96%	-7.88%	1.16%	2.87%	2.91%

AIT Select Capital Appreciation Fund	4/28/95	4/28/95	37.69%	6.15%	11.28%	11.28%	29.55%	5.23%	11.13%	11.13%

AIT Select Growth Fund	8/21/92	4/20/94	24.46%	-7.35%	5.62%	6.74%	16.21%	-8.47%	5.50%	6.61%

AIT Select International Equity Fund	5/2/94	5/3/94	25.92%	-2.06%	3.89%	3.89%	17.73%	-3.15%	3.75%	3.75%

AIT Select Investment Grade Income Fund	4/29/85	4/21/94	1.81%	4.14%	4.78%	5.31%	-5.59%	3.21%	4.73%	5.26%

AIT Select Value Opportunity Fund	4/30/93	4/20/94	36.42%	8.56%	10.01%	10.99%	28.24%	7.67%	9.89%	10.87%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	8/1/00	24.84%	-0.01%	-0.34%	-12.62%	16.81%	-0.95%	-1.01%	-14.08%

AIM V.I. Blue Chip Fund	12/29/99	5/1/01	23.33%	N/A	-11.26%	-9.31%	15.33%	N/A	-12.27%	-11.49%

AIM V.I. Premier Equity Fund	5/5/93	8/1/00	23.27%	-4.69%	6.93%	-12.05%	15.24%	-5.59%	6.92%	-13.51%

AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	31.36%	N/A	1.09%	-0.26%	23.35%	N/A	-1.73%	-4.64%

AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	33.10%	4.84%	2.63%	-0.84%	25.10%	4.00%	2.00%	-5.18%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	8/1/00	30.27%	3.85%	11.24%	1.07%	22.20%	2.95%	11.24%	-0.63%

AllianceBernstein Premier Growth Portfolio	6/26/92	8/1/00	21.58%	-6.37%	8.49%	-16.30%	13.55%	-7.25%	8.49%	-17.71%

AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	38.85%	N/A	13.90%	8.57%	30.84%	N/A	11.75%	3.96%

AllianceBernstein Value Portfolio	5/1/01	5/1/02	26.60%	N/A	2.94%	3.84%	18.59%	N/A	0.46%	-0.72%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	4/20/94	41.36%	3.92%	6.41%	6.41%	33.27%	2.95%	6.34%	6.34%

Delaware VIP Growth Opportunities Series (Service Class)	7/12/91	8/1/00	38.82%	4.16%	8.26%	-8.73%	30.81%	3.28%	8.25%	-10.23%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (FAFLIC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund	5/1/01	5/1/01	1.46%	N/A	0.23%	0.23%	-5.85%	N/A	-2.19%	-2.19%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	5/11/94	16.27%	0.49%	5.24%	6.13%	8.21%	-0.49%	5.19%	6.09%

Fidelity VIP Equity-Income Portfolio	10/9/86	4/20/94	28.44%	1.97%	9.27%	9.76%	20.19%	0.78%	9.08%	9.58%

Fidelity VIP Growth Portfolio	10/9/86	4/20/94	30.92%	-2.76%	8.03%	9.25%	22.61%	-3.96%	7.83%	9.06%

Fidelity VIP High Income Portfolio	9/19/85	4/20/94	25.42%	-1.96%	2.54%	2.89%	17.30%	-3.02%	2.40%	2.76%

Fidelity VIP Overseas Portfolio	1/28/87	4/20/94	41.29%	-0.68%	3.63%	3.48%	33.19%	-1.71%	3.54%	3.39%

Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	5/1/01	26.34%	1.73%	12.06%	2.37%	18.32%	0.79%	12.01%	-0.11%

Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	8/1/00	27.53%	-7.14%	5.75%	-8.83%	19.52%	-8.00%	5.68%	-10.31%

Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	36.25%	17.23%	17.91%	9.75%	28.24%	16.69%	17.49%	5.17%

Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	55.09%	N/A	11.16%	9.33%	47.08%	N/A	7.17%	4.75%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Growth and Income Securities Fund	1/24/89	8/1/00	23.87%	9.53%	-0.78%	2.10%	15.86%	8.82%	-0.78%	0.43%

FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	25.11%	1.56%	6.91%	1.48%	17.11%	0.62%	6.74%	-2.97%

FT VIP Franklin Small Cap Fund	11/1/95	8/1/00	35.26%	5.25%	8.13%	-10.76%	27.22%	4.40%	8.05%	-12.25%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/02	23.33%	7.16%	7.46%	2.46%	15.33%	6.39%	7.27%	-2.03%

FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	30.29%	0.24%	5.08%	1.31%	22.29%	-0.68%	5.08%	-3.13%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	8/1/00	25.93%	1.44%	7.92%	-3.06%	17.89%	0.49%	7.60%	-4.67%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	8/1/00	29.59%	-3.89%	6.77%	-14.22%	21.55%	-4.79%	6.77%	-15.66%

Janus Aspen Growth and Income Portfolio	5/1/98	8/1/00	21.72%	2.87%	5.68%	-9.19%	13.69%	1.94%	5.12%	-10.70%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Advantage Variable Annuity/ExecAnnuity Plus (FAFLIC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Advantage Variable Annuity/ExecAnnuity Plus sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Surrender Charge and Contract Fee				With Surrender Charge and Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)

MFS Mid Cap Growth Series	5/1/00	5/1/02	34.63%	N/A	-13.52%	-2.68%	26.63%	N/A	-14.82%	-6.95%

MFS New Discovery Series	5/1/98	5/1/02	31.50%	6.27%	5.70%	-1.06%	23.50%	5.48%	5.15%	-5.40%

MFS Total Return Series	1/3/95	5/1/02	14.32%	3.96%	9.46%	2.91%	6.32%	3.09%	9.40%	-1.60%

MFS Utilities Series	1/3/95	5/1/02	33.61%	0.48%	10.04%	6.90%	25.61%	-0.44%	9.99%	2. 25%

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	28.79%	1.71%	10.50%	0.65%	20.79%	0.78%	10.50%	-3.76%

Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	40.79%	8.44%	8.14%	4.92%	32.79%	7.71%	8.14%	0.32%

Oppenheimer High Income Fund/VA	4/30/86	5/1/02	22.00%	2.64%	4.71%	8.97%	14.00%	1.73%	4.71%	4.38%

Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	24.61%	-1.17%	8.36%	0.15%	16.60%	-2.07%	8.30%	-4.24%

Oppenheimer Multiple Strategies Fund/VA	2/9/87	5/1/02	22.88%	4.59%	7.05%	5.99%	14.88%	3.74%	7.05%	1.35%

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio	10/30/98	8/1/00	55.59%	9.41%	10.04%	1.34%	47.57%	8.69%	9.51%	-0.31%

Pioneer Real Estate Shares VCT Portfolio	3/1/95	8/1/00	32.51%	11.17%	10.87%	10.93%	24.49%	10.50%	10.81%	9.52%

Scudder Variable Series II

Scudder Technology Growth Portfolio	5/3/99	8/1/00	44.48%	N/A	-3.86%	-21.15%	36.45%	N/A	-4.84%	-22.49%

SVS Dreman Financial Services Portfolio	5/4/98	8/1/00	26.28%	4.58%	3.45%	7.95%	18.24%	3.72%	2.82%	0.43%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	5/1/95	28.63%	-3.32%	2.08%	1.92%	20.52%	-4.33%	1.98%	1.72%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Net Of All Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	2/1/00	25.83%	-2.44%	6.98%	-8.12%

AIT Equity Index Fund	9/28/90	2/1/00	25.98%	-2.28%	9.02%	-6.05%

AIT Government Bond Fund	8/26/91	2/1/00	0.19%	4.16%	4.31%	5.78%

AIT Money Market Fund	4/29/85	2/1/00	-0.67%	2.15%	2.93%	1.71%

AIT Select Capital Appreciation Fund	4/28/95	2/1/00	37.69%	6.16%	11.27%	3.10%

AIT Select Growth Fund	8/21/92	2/1/00	24.46%	-7.34%	5.62%	-13.79%

AIT Select International Equity Fund	5/2/94	2/1/00	25.92%	-2.06%	3.89%	-7.54%

AIT Select Investment Grade Income Fund	4/29/85	2/1/00	1.81%	4.14%	4.78%	6.03%

AIT Select Value Opportunity Fund	4/30/93	2/1/00	36.42%	8.57%	10.01%	14.89%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	5/1/01	24.84%	-0.01%	-0.34%	-7.20%

AIM V.I. Blue Chip Fund	12/29/99	5/1/01	23.33%	N/A	-11.26%	-9.31%

AIM V.I. Premier Equity Fund	5/5/93	5/1/01	23.27%	-4.69%	6.93%	-10.24%

AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	31.36%	N/A	1.09%	-0.27%

AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	33.09%	4.84%	2.63%	-0.84%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	5/1/01	30.27%	3.86%	11.25%	-2.93%

AllianceBernstein Premier Growth Portfolio	6/26/92	5/1/01	21.58%	-6.37%	8.49%	-12.12%

AllianceBernstein Technology Portfolio	1/11/96	5/1/02	41.69%	-4.46%	4.84%	-2.44%

AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	38.84%	N/A	13.90%	8.57%

AllianceBernstein Value Portfolio	5/1/01	5/1/02	26.59%	N/A	2.94%	3.84%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	2/1/00	41.36%	3.92%	6.41%	3.83%

Delaware VIP Growth Opportunities Series (Service Class)	7/12/91	5/1/01	38.82%	4.17%	8.26%	-0.29%

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Net Of All Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund	5/1/01	5/1/01	1.46%	N/A	0.23%	0.23%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	2/1/00	16.27%	0.49%	5.24%	-0.93%

Fidelity VIP Equity-Income Portfolio	10/9/86	2/1/00	28.44%	1.98%	9.26%	2.51%

Fidelity VIP Growth Portfolio	10/9/86	2/1/00	30.93%	-2.75%	8.03%	-10.43%

Fidelity VIP High Income Portfolio	9/19/85	2/1/00	25.42%	-1.96%	2.54%	-3.60%

Fidelity VIP Overseas Portfolio	1/28/87	2/1/00	41.29%	-0.69%	3.63%	-7.82%

Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	5/1/01	26.34%	1.73%	12.06%	2.37%

Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	5/1/01	27.53%	-7.14%	5.75%	-4.12%

Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	36.25%	17.23%	17.91%	9.75%

Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	55.07%	N/A	11.16%	9.33%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Growth and Income Securities Fund	1/24/89	5/1/01	23.87%	9.53%	-0.78%	-4.42%

FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	25.11%	1.55%	6.91%	1.47%

FT VIP Franklin Small Cap Fund	11/1/95	5/1/01	35.26%	5.25%	8.14%	-4.59%

FT VIP Franklin Small Cap Value Securities Fund	5/1/98	5/1/02	30.21%	9.97%	3.88%	1.98%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/02	23.33%	7.16%	7.45%	2.46%

FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	30.30%	0.24%	5.08%	1.31%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	5/1/01	25.93%	1.45%	7.92%	-1.76%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	5/1/01	29.59%	-3.16%	7.18%	-10.89%

Janus Aspen Growth and Income Portfolio	5/1/98	5/1/01	21.72%	2.87%	5.69%	-6.79%

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Immediate Advantage Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Immediate Advantage Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Net Of All Charges
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)

MFS Mid Cap Growth Series	5/1/00	5/1/02	34.63%	N/A	-13.52%	-2.69%

MFS New Discovery Series	5/1/98	5/1/02	31.50%	6.27%	5.70%	-1.07%

MFS Total Return Series	1/3/95	5/1/02	14.32%	3.96%	9.46%	2.91%

MFS Utilities Series	1/3/95	5/1/02	33.59%	0.48%	10.04%	6.89%

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	28.79%	1.71%	10.50%	0.65%

Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	40.78%	8.44%	8.14%	4.92%

Oppenheimer High Income Fund/VA	4/30/86	5/1/02	22.00%	2.64%	4.71%	8.98%

Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	24.60%	-1.17%	8.37%	0.16%

Oppenheimer Multiple Strategies Fund/VA	2/9/87	5/1/02	22.87%	4.59%	7.05%	5.99%

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio	10/30/98	5/1/01	55.58%	9.43%	10.06%	15.27%

Pioneer Real Estate Shares VCT Portfolio	3/1/95	5/1/01	32.51%	11.17%	10.87%	14.51%

Scudder Variable Series II

Scudder Technology Growth Portfolio	5/3/99	5/1/01	44.47%	N/A	-3.87%	-11.51%

SVS Dreman Financial Services Portfolio	5/4/98	5/1/01	26.27%	4.58%	3.45%	4.62%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	2/1/00	28.63%	-3.32%	2.09%	-9.32%

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (AFLIAC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	10/1/01	25.76%	-2.48%	6.93%	1.21%	25.66%	-3.72%	5.23%	1.07%

AIT Equity Index Fund	9/28/90	10/1/01	25.91%	-2.33%	8.97%	2.86%	25.75%	-3.68%	7.36%	2.62%

AIT Government Bond Fund	8/26/91	10/1/01	0.14%	4.11%	4.27%	3.10%	-0.01%	2.58%	1.77%	2.91%

AIT Money Market Fund	4/29/85	10/1/01	-0.70%	2.10%	2.88%	-0.09%	-0.94%	0.64%	0.40%	-0.34%

AIT Select Capital Appreciation Fund	4/28/95	10/1/01	37.62%	6.11%	11.22%	12.72%	37.54%	4.87%	9.84%	12.62%

AIT Select Growth Fund	8/21/92	10/1/01	24.39%	-7.38%	5.57%	-1.16%	24.26%	-8.64%	3.89%	-1.36%

AIT Select International Equity Fund	5/2/94	10/1/01	25.85%	-2.09%	3.85%	3.58%	25.67%	-3.35%	2.06%	3.31%

AIT Select Investment Grade Income Fund	4/29/85	10/1/01	1.76%	4.09%	4.73%	3.38%	1.50%	2.51%	2.27%	3.06%

AIT Select Value Opportunity Fund	4/30/93	10/1/01	36.35%	8.52%	9.96%	14.77%	36.17%	6.97%	7.82%	14.54%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	10/1/01	24.78%	-0.05%	-0.39%	4.46%	24.70%	-1.11%	-1.49%	4.34%

AIM V.I. Blue Chip Fund	12/29/99	10/1/01	23.27%	N/A	-11.30%	0.22%	23.26%	N/A	-12.21%	0.20%

AIM V.I. Premier Equity Fund	5/5/93	10/1/01	23.21%	-4.73%	6.88%	-2.90%	23.16%	-5.95%	5.28%	-2.96%

AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	31.29%	N/A	1.04%	-0.31%	31.19%	N/A	0.90%	-0.46%

AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	33.02%	4.79%	2.58%	-0.89%	33.01%	4.79%	2.58%	-0.90%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	10/1/01	30.20%	3.80%	11.19%	4.45%	30.01%	2.42%	9.48%	4.16%

AllianceBernstein Premier Growth Portfolio	6/26/92	10/1/01	21.52%	-6.41%	8.44%	-2.55%	21.31%	-7.70%	6.91%	-2.86%

AllianceBernstein Technology Portfolio	1/11/96	5/1/02	41.62%	-4.51%	4.79%	-2.49%	41.62%	-4.51%	4.79%	-2.49%

AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	38.78%	N/A	13.84%	8.52%	38.77%	N/A	13.83%	8.50%

AllianceBernstein Value Portfolio	5/1/01	5/1/02	26.54%	N/A	2.89%	3.79%	26.52%	N/A	2.87%	3.77%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	10/1/01	41.29%	3.88%	6.36%	14.35%	41.27%	2.54%	4.27%	14.33%

Delaware VIP Growth Opportunities Series (Service Class)	7/12/91	10/1/01	38.75%	4.12%	8.21%	11.72%	38.74%	3.12%	6.34%	11.70%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund	5/1/01	10/1/01	1.41%	N/A	0.21%	0.02%	1.38%	N/A	0.17%	-0.02%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	10/1/01	16.21%	0.45%	5.19%	5.50%	16.19%	-0.94%	3.03%	5.47%

Fidelity VIP Equity-Income Portfolio	10/9/86	10/1/01	28.38%	1.93%	9.21%	6.43%	28.12%	0.45%	7.50%	6.07%

Fidelity VIP Growth Portfolio	10/9/86	10/1/01	30.86%	-2.79%	7.98%	2.29%	30.72%	-3.98%	6.32%	2.10%

Fidelity VIP High Income Portfolio	9/19/85	10/1/01	25.36%	-2.00%	2.49%	13.05%	25.28%	-3.60%	0.26%	12.95%

Fidelity VIP Overseas Portfolio	1/28/87	10/1/01	41.22%	-0.73%	3.59%	9.24%	41.20%	-1.90%	1.48%	9.21%

Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	10/1/01	26.27%	1.68%	12.00%	8.59%	26.24%	0.40%	10.84%	8.55%

Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	10/1/01	27.47%	-7.18%	5.70%	4.01%	27.46%	-8.66%	4.51%	4.01%

Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	36.18%	17.17%	17.85%	9.69%	36.16%	17.17%	17.85%	9.67%

Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	55.01%	N/A	11.11%	9.28%	55.00%	N/A	11.09%	9.27%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Growth and Income Securities Fund	1/24/89	10/1/01	23.81%	9.49%	-0.82%	12.39%	23.80%	8.42%	-4.20%	12.38%

FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	25.04%	1.51%	6.86%	1.43%	25.04%	1.50%	6.86%	1.42%

FT VIP Franklin Small Cap Fund	11/1/95	10/1/01	35.19%	5.20%	8.08%	8.49%	35.11%	4.31%	6.54%	8.38%

FT VIP Franklin Small Cap Value Securities Fund	5/1/98	5/1/02	30.14%	9.92%	3.83%	1.93%	30.13%	9.91%	3.83%	1.92%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/02	23.27%	7.11%	7.40%	2.41%	23.26%	7.11%	7.40%	2.40%

FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	30.23%	0.19%	5.03%	1.27%	30.16%	0.16%	5.02%	1.16%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	10/1/01	25.87%	1.40%	7.87%	-0.85%	25.84%	0.12%	6.60%	-0.89%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	10/1/01	29.52%	-3.20%	7.12%	3.13%	29.43%	-4.33%	5.47%	2.99%

Janus Aspen Growth and Income Portfolio	5/1/98	10/1/01	21.66%	2.82%	5.63%	1.22%	21.63%	1.85%	4.79%	1.18%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (AFLIAC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of AFLIAC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)

MFS Mid Cap Growth Series	5/1/00	5/1/02	34.56%	N/A	-13.56%	-2.73%	34.55%	N/A	-13.57%	-2.74%

MFS New Discovery Series	5/1/98	5/1/02	31.43%	6.22%	5.65%	-1.11%	31.42%	6.22%	5.65%	-1.12%

MFS Total Return Series	1/3/95	5/1/02	14.26%	3.91%	9.40%	2.86%	14.25%	3.90%	9.40%	2.84%

MFS Utilities Series	1/3/95	5/1/02	33.54%	0.43%	9.98%	6.85%	33.54%	0.43%	9.98%	6.84%

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	28.73%	1.66%	10.45%	0.60%	28.72%	1.65%	10.45%	0.59%

Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	40.72%	8.39%	8.09%	4.87%	40.71%	8.38%	8.08%	4.85%

Oppenheimer High Income Fund/VA	4/30/86	5/1/02	21.94%	2.59%	4.66%	8.92%	21.86%	2.57%	4.65%	8.83%

Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	24.54%	-1.21%	8.31%	0.11%	24.53%	-1.22%	8.31%	0.09%

Oppenheimer Multiple Strategies Fund/VA	2/9/87	5/1/02	22.82%	4.54%	7.00%	5.94%	22.82%	4.54%	7.00%	5.93%

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio	10/30/98	10/1/01	55.50%	14.63%	15.11%	27.65%	55.47%	13.42%	13.85%	27.61%

Pioneer Real Estate Shares VCT Portfolio	3/1/95	10/1/01	32.44%	11.12%	10.81%	15.13%	32.40%	9.57%	9.16%	15.07%

Scudder Variable Series II

Scudder Technology Growth Portfolio	5/3/99	10/1/01	44.41%	N/A	-3.90%	8.09%	44.40%	N/A	-4.31%	8.08%

SVS Dreman Financial Services Portfolio	5/4/98	10/1/01	26.21%	4.53%	3.40%	8.20%	26.19%	3.06%	2.01%	8.17%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	10/1/01	28.57%	-3.36%	2.04%	5.82%	28.47%	-4.61%	0.18%	5.68%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (FAFLIC)

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Allmerica Investment Trust

AIT Core Equity Fund	4/29/85	12/3/01	25.76%	-2.48%	6.93%	-2.21%	25.68%	-3.53%	5.49%	-2.33%

AIT Equity Index Fund	9/28/90	12/3/01	25.91%	-2.32%	8.97%	-0.97%	25.84%	-3.45%	7.61%	-1.09%

AIT Government Bond Fund	8/26/91	12/3/01	0.14%	4.11%	4.27%	3.35%	0.07%	2.82%	2.17%	3.24%

AIT Money Market Fund	4/29/85	12/3/01	-0.71%	2.11%	2.88%	-0.24%	-0.78%	0.88%	0.80%	-0.36%

AIT Select Capital Appreciation Fund	4/28/95	12/3/01	37.62%	6.11%	11.22%	6.02%	37.54%	5.04%	10.05%	5.90%

AIT Select Growth Fund	8/21/92	12/3/01	24.39%	-7.38%	5.57%	-5.25%	24.31%	-8.44%	4.15%	-5.38%

AIT Select International Equity Fund	5/2/94	12/3/01	25.85%	-2.09%	3.85%	1.43%	25.78%	-3.12%	2.36%	1.31%

AIT Select Investment Grade Income Fund	4/29/85	12/3/01	1.76%	4.09%	4.73%	3.49%	1.68%	2.79%	2.68%	3.38%

AIT Select Value Opportunity Fund	4/30/93	12/3/01	36.35%	8.52%	9.96%	9.77%	36.27%	7.22%	8.16%	9.65%

AIM Variable Insurance Funds

AIM V.I. Aggressive Growth Fund	5/1/98	12/3/01	24.78%	-0.05%	-0.39%	-0.68%	24.70%	-0.95%	-1.33%	-0.80%

AIM V.I. Blue Chip Fund	12/29/99	12/3/01	23.27%	N/A	-11.29%	-4.52%	23.19%	N/A	-12.15%	-4.65%

AIM V.I. Premier Equity Fund	5/5/93	12/3/01	23.21%	-4.73%	6.88%	-6.92%	23.13%	-5.79%	5.52%	-7.05%

AIM V.I. Basic Value Fund (Series II Shares)	9/10/01	5/1/02	31.29%	N/A	1.04%	-0.31%	31.29%	N/A	1.04%	-0.31%

AIM V.I. Capital Development Fund (Series II Shares)	5/1/98	5/1/02	33.03%	4.79%	2.58%	-0.89%	33.03%	4.79%	2.58%	-0.89%

Alliance Variable Products Series Fund, Inc. (Class B)

AllianceBernstein Growth and Income Portfolio	1/14/91	12/3/01	30.20%	3.80%	11.19%	0.86%	30.13%	2.65%	9.74%	0.74%

AllianceBernstein Premier Growth Portfolio	6/26/92	12/3/01	21.52%	-6.41%	8.44%	-7.89%	21.44%	-7.45%	7.15%	-8.02%

AllianceBernstein Technology Portfolio	1/11/96	5/1/02	41.64%	-4.51%	4.79%	-2.48%	41.64%	-4.51%	4.79%	-2.48%

AllianceBernstein Small Cap Value Portfolio	5/1/01	5/1/02	38.78%	N/A	13.84%	8.51%	38.78%	N/A	13.84%	8.51%

AllianceBernstein Value Portfolio	5/1/01	5/1/02	26.54%	N/A	2.89%	3.79%	26.54%	N/A	2.89%	3.79%

Delaware VIP Trust

Delaware VIP International Value Equity Series	10/29/92	12/3/01	41.29%	3.88%	6.36%	12.20%	41.21%	2.71%	4.58%	12.09%

Delaware VIP Growth Opportunities Series (Service Class)	7/12/91	12/3/01	38.75%	4.12%	8.21%	4.29%	38.67%	3.23%	6.62%	4.17%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

Eaton Vance Variable Trust

Eaton Vance VT Floating-Rate Income Fund	5/1/01	12/3/01	1.41%	N/A	0.21%	0.06%	1.33%	N/A	0.12%	-0.05%

Fidelity Variable Insurance Products Fund

Fidelity VIP Asset Manager Portfolio	9/6/89	12/3/01	16.21%	0.45%	5.19%	2.65%	16.13%	-0.76%	3.36%	2.54%

Fidelity VIP Equity-Income Portfolio	10/9/86	12/3/01	28.38%	1.93%	9.21%	3.72%	28.30%	0.73%	7.78%	3.60%

Fidelity VIP Growth Portfolio	10/9/86	12/3/01	30.86%	-2.79%	7.98%	-4.32%	30.78%	-3.79%	6.58%	-4.45%

Fidelity VIP High Income Portfolio	9/19/85	12/3/01	25.36%	-2.00%	2.49%	12.45%	25.28%	-3.37%	0.61%	12.34%

Fidelity VIP Overseas Portfolio	1/28/87	12/3/01	41.22%	-0.73%	3.59%	5.45%	41.14%	-1.76%	1.80%	5.33%

Fidelity VIP Contrafund Portfolio (Service Class 2)	1/3/95	12/3/01	26.27%	1.68%	12.00%	7.12%	26.20%	0.56%	11.00%	7.01%

Fidelity VIP Growth Opportunities Portfolio (Service Class 2)	1/3/95	12/3/01	27.46%	-7.18%	5.70%	-0.23%	27.39%	-8.49%	4.66%	-0.35%

Fidelity VIP Mid Cap Portfolio (Service Class 2)	12/28/98	5/1/02	36.18%	17.17%	17.85%	9.69%	36.18%	17.17%	17.85%	9.69%

Fidelity VIP Value Strategies Portfolio (Service Class 2)	2/20/02	5/1/02	55.01%	N/A	11.11%	9.28%	55.01%	N/A	11.11%	9.28%

Franklin Templeton Variable Insurance Products Trust (Class 2)

FT VIP Franklin Growth and Income Securities Fund	1/24/89	12/3/01	23.81%	9.49%	-0.82%	9.69%	23.74%	8.55%	-3.67%	9.58%

FT VIP Franklin Large Cap Growth Securities Fund	5/1/96	5/1/02	25.04%	1.51%	6.86%	1.43%	25.04%	1.51%	6.86%	1.43%

FT VIP Franklin Small Cap Fund	11/1/95	12/3/01	35.19%	5.20%	8.09%	-0.02%	35.11%	4.43%	6.77%	-0.15%

FT VIP Franklin Small Cap Value Securities Fund	5/1/98	5/1/02	30.14%	9.92%	3.83%	1.93%	30.14%	9.92%	3.83%	1.93%

FT VIP Mutual Shares Securities Fund	11/8/96	5/1/02	23.27%	7.11%	7.40%	2.41%	23.27%	7.11%	7.40%	2.41%

FT VIP Templeton Foreign Securities Fund	5/1/92	5/1/02	30.23%	0.19%	5.02%	1.26%	30.23%	0.19%	5.02%	1.26%

INVESCO Variable Investment Funds, Inc.

INVESCO VIF Health Sciences Fund	5/22/97	12/3/01	25.87%	1.40%	7.87%	-4.21%	25.79%	0.28%	6.77%	-4.34%

Janus Aspen Series (Service Shares)

Janus Aspen Growth Portfolio	9/13/93	12/3/01	29.52%	-3.20%	7.12%	-2.24%	29.44%	-4.16%	5.72%	-2.36%

Janus Aspen Growth and Income Portfolio	5/1/98	12/3/01	21.66%	2.82%	5.64%	-2.00%	21.58%	1.97%	4.89%	-2.12%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Premier Choice Variable Annuity (FAFLIC) continued

Average Annual Total Returns as of 12/31/03

The average annual total returns for the Allmerica Premier Choice Variable Annuity sub-accounts of FAFLIC are summarized below. For returns that do not reflect the deduction of product and separate account charges, please refer to the following individual portfolio reviews.

			Without Contract Fee				With Contract Fee*
Sub-Accounts	Fund Inception Date	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)	1 Year	5 Years	10 Years or Life of Fund (if less)	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)

MFS Mid Cap Growth Series	5/1/00	5/1/02	34.57%	N/A	-13.56%	-2.73%	34.57%	N/A	-13.56%	-2.73%

MFS New Discovery Series	5/1/98	5/1/02	31.43%	6.22%	5.65%	-1.11%	31.43%	6.22%	5.65%	-1.11%

MFS Total Return Series	1/3/95	5/1/02	14.26%	3.91%	9.40%	2.86%	14.26%	3.91%	9.40%	2.86%

MFS Utilities Series	1/3/95	5/1/02	33.54%	0.43%	9.99%	6.85%	33.54%	0.43%	9.99%	6.85%

Oppenheimer Variable Account Funds (Service Shares)

Oppenheimer Capital Appreciation Fund/VA	4/3/85	5/1/02	28.73%	1.66%	10.45%	0.60%	28.73%	1.66%	10.45%	0.60%

Oppenheimer Global Securities Fund/VA	11/12/90	5/1/02	40.72%	8.39%	8.09%	4.87%	40.72%	8.39%	8.09%	4.87%

Oppenheimer High Income Fund/VA	4/30/86	5/1/02	21.94%	2.59%	4.65%	8.92%	21.94%	2.59%	4.65%	8.92%

Oppenheimer Main Street Fund/VA	7/5/95	5/1/02	24.54%	-1.22%	8.31%	0.10%	24.54%	-1.22%	8.31%	0.10%

Oppenheimer Multiple Strategies Fund/VA	2/9/87	5/1/02	22.82%	4.54%	7.00%	5.94%	22.82%	4.54%	7.00%	5.94%

Pioneer Variable Contracts Trust (Class II)

Pioneer Emerging Markets VCT Portfolio	10/30/98	12/3/01	55.50%	14.63%	15.11%	23.16%	55.43%	13.58%	14.02%	23.05%

Pioneer Real Estate Shares VCT Portfolio	3/1/95	12/3/01	32.44%	11.12%	10.81%	16.36%	32.37%	9.79%	9.40%	16.25%

Scudder Variable Series II

Scudder Technology Growth Portfolio	5/3/99	12/3/01	44.41%	N/A	-3.90%	-3.88%	44.33%	N/A	-4.32%	-4.01%

SVS Dreman Financial Services Portfolio	5/4/98	12/3/01	26.21%	4.53%	3.40%	7.74%	26.13%	3.25%	2.19%	7.63%

T. Rowe Price International Series, Inc.

T. Rowe Price International Stock Portfolio	3/31/94	12/3/01	28.57%	-3.36%	2.04%	3.15%	28.49%	-4.43%	0.47%	3.03%

*These returns are net of all product charges that apply to all contracts. The returns do not reflect the charges for optional riders. If the charges for optional riders were included, returns would be lower.

Returns in the columns designated as “Life of Fund”, assume an investment in the underlying portfolios listed above on the date of inception of each fund. Returns in the columns designated as “Life of Sub-Account” assume an investment in the underlying portfolios listed above on the date of inception of each sub-account.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

If you would like to request additional copies of this report, please call 1-800-533-7881.

Allmerica Advantage Variable Annuity • ExecAnnuity Plus

Immediate Advantage • Premier Choice

Products are issued by Allmerica Financial Life Insurance and Annuity Company

(First Allmerica Financial Life Insurance Company in NY) and offered by VeraVest Investments, Inc., member NASD/SIPC.

[GRAPHIC]

THE ALLMERICA FINANCIAL COMPANIES

The Hanover Insurance Company • Citizens Insurance Company of America • Citizens Management Inc.

Opus Investment Management, Inc. • AMGRO, Inc. • Financial Profiles, Inc.

First Allmerica Financial Life Insurance Company • Allmerica Financial Life Insurance and Annuity Company (all states except NY)

440 Lincoln Street, Worcester, Massachusetts 01653

AFSANNRPT2 (12/03)